PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Advances to suppliers	$ 5,733,372	$ 7,039,523
Prepaid expenses	3,873,423	5,067,824
Barter goods	2,391,865	4,355,479
Deposit for DMG Acquisition	4,000,000	4,000,000
Other deposits	1,658,726	1,066,166
Other current assets	1,428,634	5,278,902
Prepaid expenses and other current assets	$ 19,086,020	$ 26,807,894